Other non-current liabilities and employee future benefits - Net Defined Benefit Liability (Asset) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Other non-current liabilities	$ 2,580	$ 2,337
Employee future benefits	98	(475)
Other non-current liabilities and employee future benefits	2,678	1,862
Employee future benefits	98	(475)
Net defined benefit pension plan liability (asset)
Disclosure of net defined benefit liability (asset) [line items]
Employee future benefits	0	(582)	$ 348
Net other post-retirement benefit plan liability
Disclosure of net defined benefit liability (asset) [line items]
Employee future benefits	$ 98	$ 107	$ 107